As filed with the Securities and Exchange Commission on November 7, 2008

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-09447
Jacob Internet Fund Inc.
(Exact name of registrant as specified in charter)
C/O Jacob Asset Management of New York LLC
507 Paseo de la Playa
Redondo Beach, CA 90277
(Address of principal executive offices) (Zip code)
Ryan Jacob
C/O Jacob Asset Management of New York LLC
507 Paseo de la Playa
Redondo Beach, CA 90277
(Name and address of agent for service)
(310) 421-4942
Registrant’s telephone number, including area code
Date of fiscal year end: August 31
Date of reporting period: August 31, 2008

Item 1.  Report to Stockholders.
Jacob Internet Fund Inc.

Annual Report
August 31, 2008

The Jacob Internet Fund is a mutual fund with the primary investment objective of long-term growth of capital with current income as a secondary objective.

Investment Adviser
Jacob Asset Management of New York LLC

Dear Fellow Investors,

The past year has continued to be a difficult time for our economy and the broader market. The Internet sector in particular has suffered, with investors having less of an appetite for risk. While the Nasdaq Composite has declined 8.07% from September 1, 2007 to August 29, 2008, the Bloomberg US Internet Index declined 15.25%, and our fund was down 21.63%.

The reasons for our underperformance over the last year were two-fold. First, in the second half of 2007, value-oriented investments were the hardest hit during the initial stages of the credit crisis. While in the past these holdings helped cushion us in times of market declines, they didn’t hold up nearly as well over this period. Secondly, a number of our new stock selections in early 2008 performed very poorly as the economy started to struggle. Some of these names have been removed from the portfolio completely (Sigma Designs and Sirf Technology) and others have had their weightings reduced (Sonic Solutions, The Knot.com and Shutterfly).

For some time now, one of our greatest challenges has been how best to protect the fund in what we deem to be a very difficult environment. In the past few months, the markets have weathered a number of momentous events: the nationalization of Fannie Mae and Freddie Mac, the failure of major banking institutions, and now the beginning of active participation from the federal government in an effort to contain the economic crisis.

We’ve taken more proactive steps to position the portfolio defensively. We have stayed on the sidelines to some extent through this turbulent time, keeping as much as 20% in cash, which is a historically high level for our fund.

We have also been actively reducing the number of holdings in our fund, to under 30, and focusing on what we feel are the best companies and most promising situations within the Internet space. We’ve boosted our stake in certain market leaders, including Apple, Electronic Arts, Google and Red Hat. Each of these stocks now makes up a substantial portion — close to 4% — of our portfolio.

We believe these quality companies are in a position to benefit from secular growth even in a slowing economy. Apple, for example, enjoyed an excellent reception to its latest iPhone introduction in July, exhibiting the potential to buck the general industry slowdown through the strength of their products. Similarly, Google has become a more compelling investment story as its valuation has come down recently; while the company’s growth rate will undoubtedly slow somewhat, we believe that Google’s ability to introduce new applications will help them to exceed industry growth rates, as well as the expectations of many analysts.

In another defensive move, we have greatly reduced our exposure to the Chinese market, trimming it from over 20% of the portfolio to about 5%. The Chinese holdings did very well for a number of years, but we now believe that the U.S.-led slowdown is spreading overseas; the Chinese economy is already exhibiting troubling signs. Now that the Beijing Olympics — the preparations for which had created a mini-boom in China — are over, we expect a bit of an economic hangover in 2009.

Despite our cautious outlook, we remain opportunistic. In fact, on the value side of the portfolio we have added a few holdings that we felt to be unique opportunities. At the end of June we took a significant position — over 4% — in Digimarc, which had just sold their technology for securing and authenticating driver’s licenses in a $300 million cash deal. Since this price was actually close to the market cap for the entire company, we felt there was very little risk and possibly significant upside, given that the transaction would also result in the spinoff of the remainder of the company, which owns a patented digital watermarking technology. The technology is licensed by Nielson, the ratings company, among others.

In another case, we started building a position in Greenfield Online, an Internet survey company which years ago, as part of a larger deal, had acquired a European comparison shopping website, called Ciao.com. Ciao.com has since grown to become a leader in its space, and we felt that its value was not reflected in Greenfield’s share price. Apparently others agreed with our estimation, including Microsoft, which quickly snapped up the company at a significant premium to our purchase price.

While we are positioning our portfolio defensively for the time being, we are optimistic that we can continue to find significant opportunities in the Internet sector. Once again, we thank you for entrusting us with your investments and look forward to a bright future together.

Ryan Jacob
Portfolio Manager

There are specific risks inherent in investing in the Internet area, particularly with respect to smaller capitalized companies and the high volatility of Internet stocks.

The opinions expressed above are those of the portfolio manager and are subject to change. Forecasts cannot be guaranteed.

Past performance is not a guarantee of future results. Mutual fund investing involves risk; loss of principal is possible. The Fund invests in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods.

Must be preceded or accompanied by a prospectus.

Fund holdings are subject to change and should not be construed as a recommendation to buy or sell any security. Current and future portfolio holdings are subject to risk. Please refer to the schedule of investments for complete fund holdings information.

The Bloomberg U.S. Internet Index is a capitalization-weighted index comprised of U.S. internet companies that have a market capitalization greater than $250 million. The NASDAQ Composite Index is a broad-based capitalization-weighted index of all NASDAQ stocks. One cannot invest directly in an index.

Quasar Distributors, LLC.  Distributor (10/08)

INDUSTRY BREAKDOWN AS OF AUGUST 31, 2008
(as a % of total investments)

The Fund’s Semi-Annual and Annual Reports include a complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

			Annual Since
	One Year	Five Year	Inception
Jacob Internet Fund	(21.63)%	7.75%	(16.17)%
S&P 500®	(11.14)%	6.91%	0.56%
NASDAQ Composite Index	(8.07)%	6.26%	(4.34)%
Bloomberg U.S. Internet Index	(15.25)%	3.83%	(17.52)%

The Standard & Poor’s 500® Index (S&P 500® ) is a capital-weighted index,representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange. The NASDAQ Composite Index is a broad-based capitalization-weighted index of all NASDAQ stocks. The Bloomberg U.S. Internet Index is a capitalization-weighted index comprised of U.S. internet companies that have a market capitalization greater than $250 million. The returns of the indices are not reduced by any fees or operating expenses.

This chart assumes an initial gross investment of $10,000 made on December 14,1999 (commencement of operations) and reflects the fees charged on an account. Returns shown include the reinvestment of all dividends, but do not include the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

JACOB INTERNET FUND
SCHEDULE OF INVESTMENTS
August 31, 2008

Shares				Value

	COMMON STOCKS		83.1%

	Internet—Commerce	10.1%
1,000	Ctrip.com International Ltd.—ADR			$50,280
14,021	Digital River, Inc.*			613,419
34,000	eBay Inc.*			847,620
25,000	Monster Worldwide Inc.*			488,500
1,232,999	Napster Inc.*			1,652,218
91,783	Shutterfly, Inc.*(a)			853,582

				4,505,619

	Internet—Communications	12.2%
460,000	Earthlink, Inc.*			4,287,200
805,653	Openwave Systems Inc.*			1,160,140

				5,447,340

	Internet—Infrastructure	18.9%
1,000	Adobe Systems Incorporated*			42,830
10,000	Apple Computer, Inc.*			1,695,300
22,000	Broadcom Corporation—Class A*			529,320
41,562	DMRC Corporation*(b)			484,409
192,900	Novell, Inc.*			1,240,347
90,000	Red Hat, Inc.*(a)			1,890,000
110,000	SanDisk Corporation*			1,590,600
198,600	Sonic Solutions*(a)			923,490

				8,396,296

	Internet—Media Content	41.9%
4,000	Baidu.com, Inc.—ADR*			1,254,880
27,000	Electronic Arts Inc.*(a)			1,317,870
3,500	Google Inc.*			1,621,515
747,632	Hollywood Media Corp.*			2,048,512
105,231	Rediff.com India Limited—ADR*			647,170
8,000	SINA Corp*			341,120
4,250	Sohu.com Inc.*			320,025
895,672	SourceForge, Inc.*			1,218,114
213,368	Take-Two Interactive Software, Inc.*			5,349,136
130,000	Tencent Holdings Limited (HK)			1,103,222
35,162	The Knot, Inc.*			320,326

The accompanying notes are an integral part of these financial statements.

JACOB INTERNET FUND
SCHEDULE OF INVESTMENTS
August 31, 2008

Shares				Value

	COMMON STOCKS—(continued)		83.1%

	Internet—Media Content—(continued)	41.9%
232,817	TheStreet.com			$1,653,001
75,874	Yahoo! Inc.*(a)			1,470,438

				18,665,329

	TOTAL COMMON STOCKS (Cost $44,457,041)			37,014,584

	SHORT TERM INVESTMENTS		19.1%

	Money Market Funds	19.1%
2,128,155	Dreyfus Treasury Prime Cash Management			2,128,155
2,126,561	Fidelity Institutional Treasury Only Portfolio			2,126,561
2,124,349	First American US Treasury Money Market Fund			2,124,349
2,107,179	Goldman Sachs Financial Square Funds—Treasury Instruments Fund			2,107,179

	TOTAL SHORT TERM INVESTMENTS (Cost $8,486,244)			8,486,244

Principal
Amount

	INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING		3.8%

	Commercial Paper	3.0%
$1,089,083	KKR Atlantic Funding Trust, 2.82%, Due 03/25/09			838,519
890,513	Ottimo Funding LLC, 2.62%, Due 10/30/08			485,994

	Total Commercial Paper			1,324,513

Shares

	Money Market Mutual Funds	0.1%
24,613	AIM Short-Term Liquid Assets Portfolio—Institutional Class			24,613
46,050	Reserve Primary Fund			46,050
1,198	Federated Prime Obligations Fund			1,198

	Total Money Market Mutual Funds			71,861

The accompanying notes are an integral part of these financial statements.

JACOB INTERNET FUND
SCHEDULE OF INVESTMENTS
August 31, 2008

Principal
Amount				Value

	INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING—(continued)		3.8%

	Repurchase Agreement	0.7%
$300,000	Greenwich Capital, 2.15%, Dated 08/29/08, Due 09/02/08, (Collateralized by a Freddie Mac Collateralized Mortgage Obligation. Repurchase proceeds are $300,072.)			$300,000

	Total Repurchase Agreement			300,000

	TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING (Cost $2,351,457)			1,696,374

	TOTAL INVESTMENTS (Cost $55,294,742)		106.0%	47,197,202
	LIABILITIES LESS OTHER ASSETS		(6.0)%	(2,681,490)

	TOTAL NET ASSETS		100.0%	$44,515,712

*	Non Income Producing.
^	Foreign Security.
ADR	American Depository Receipt.
(a)	All or portion of shares are on loan.
HK	Security denominated in Hong Kong dollars. Value translated into U.S. dollars.
(b)	Illiquid Security.

The accompanying notes are an integral part of these financial statements.

JACOB INTERNET FUND
SCHEDULE OF INVESTMENTS
August 31, 2008

FAS 157—Summary of Fair Value Exposure at August 31, 2008

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), effective during the Fund’s fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2008:

	Investments	Other Financial
Description	in Securities	Instruments*

Level 1—Quoted prices	$45,088,280	$—
Level 2—Other significant observable inputs	300,000	—
Level 3—Significant unobservable inputs	1,808,922	—

Total	$47,197,202	$—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The accompanying notes are an integral part of these financial statements.

JACOB INTERNET FUND
SCHEDULE OF INVESTMENTS
August 31, 2008

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Investments in	Other Financial
	Securities	Instruments

Balance as of 08/31/07	$2,439,439	$—
Accrued discounts / premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	(594,522)	—
Net purchases (sales/paydowns)	(520,404)	—
Transfers in and / or out of Level 3*	484,409	—

Balance as of 08/31/08	$1,808,922	$—

*	The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in) or ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

The accompanying notes are an integral part of these financial statements.

JACOB INTERNET FUND
STATEMENT OF ASSETS AND LIABILITIES
August 31, 2008

Assets:
Investments, at value (cost $54,994,742)	$46,897,202
Repurchase Agreements (cost $300,000)	300,000
Receivable for capital shares sold	25,784
Receivable for investments sold	101,779
Interest receivable	7,310
Other assets	8,264

Total Assets	47,340,339

Liabilities:
Payable for collateral received for securities loaned	2,351,457
Payable to Adviser	47,331
Payable for distribution expenses (See Note 7)	5,275
Payable for capital shares repurchased	231,223
Accrued expenses and other liabilities	189,341

Total Liabilities	2,824,627

Net Assets	$44,515,712

Net Assets Consist Of:
Capital Stock	$188,840,981
Accumulated net realized loss on investments	(136,227,729)
Net unrealized depreciation on investments	(8,097,540)

Total Net Assets	$44,515,712

Shares outstanding (20 billion shares of $0.001 par value authorized)	21,507,229

Net asset value, redemption price and offering price per share	$2.07

The accompanying notes are an integral part of these financial statements.

JACOB INTERNET FUND
STATEMENT OF OPERATIONS
For the Year Ended August 31, 2008

Investment Income
Dividend income (net of foreign taxes withheld of $360)	$1,960,726
Interest income	143,531
Securities lending income	64,836

Total Investment Income	2,169,093

Expenses
Investment advisory fee	762,730
Distribution expenses (See Note 7)	213,572
Administration fee	57,790
Fund accounting fees	32,182
Transfer agent fees	213,420
Custody fees	22,210
Federal and state registration	33,442
Insurance expense	23,742
Audit and tax fees	28,416
Legal fees	58,742
Reports to shareholders	83,286
Directors’ fees and expenses	111,550
Other	2,044

Total Expenses	1,643,126
Expense Waiver (See Note 7)	(26,049)

Net expenses	1,617,077

Net Investment Income	552,016

Realized and Unrealized Loss on Investments
Net realized loss on investments	(5,101,503)
Change in net unrealized appreciation/depreciation on investments	(9,451,379)

Net realized and unrealized loss on investments	(14,552,882)

Net Decrease in Net Assets Resulting from Operations	$(14,000,866)

The accompanying notes are an integral part of these financial statements.

JACOB INTERNET FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	August 31, 2008	August 31, 2007

Operations:
Net investment income (loss)	$552,016	$(161,162)
Net realized gain (loss) on investments	(5,101,503)	12,891,392
Change in net unrealized appreciation/depreciation on investments	(9,451,379)	(3,589,846)

Net increase (decrease) in net assets resulting from operations	(14,000,866)	9,140,384

Distributions to Shareholders
From net investment income	(1,819,561)	(1,145,833)

Capital Share Transactions: (Note 3)
Proceeds from shares sold	7,592,708	60,067,830
Proceeds from reinvestment of distribution	1,702,289	1,074,155
Cost of shares redeemed	(26,488,961)	(64,744,255)
Redemption fees	11,996	19,463

Net decrease in net assets resulting from capital share transactions	(17,181,968)	(3,582,807)

Net Increase (Decrease) in Net Assets	(33,002,395)	4,411,744
Net Assets:
Beginning of period	77,518,107	73,106,363

End of period	$44,515,712	$77,518,107

* Includes undistributed net investment income of:	$—	$87,915

The accompanying notes are an integral part of these financial statements.

JACOB INTERNET FUND
FINANCIAL HIGHLIGHTS

	Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	August 31, 2008		August 31, 2007		August 31, 2006		August 31, 2005		August 31, 2004

Per Share Data:
Net asset value, beginning of period	$2.71		$2.47		$2.06		$1.51		$1.48

Income from investment operations:
Net investment income (loss)	0.02	(2)	(0.01	)(1)	(0.03)		(0.05	)(1)	(0.05	)(1)
Net realized and unrealized gains (losses) on investments	(0.59)		0.28		0.44		0.60		0.08

Total from investment operations	(0.57)		0.27		0.41		0.55		0.03

Less distributions from net investment income	(0.07)		(0.03)		—		—		—

Redemption fees	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	—

Net asset value, end of period	$2.07		$2.71		$2.47		$2.06		$1.51

Total return	(21.63)%		11.06%		19.90%		36.42%		2.03%
Supplemental data and ratios:
Net assets, end of period	$44,515,712		$77,518,107		$73,106,363		$65,820,015		$51,485,471
Ratio of gross operating expenses (prior to waiver or reimbursements) to average net assets	2.69%		2.36%		2.42%		2.64%		2.63%
Ratio of net operating expenses (after waiver or reimbursements) to average net assets	2.65%	(4)	2.26%	(4)	2.35%	(4)	2.64%		2.63%
Ratio of net investment income (loss) (prior to waiver or reimbursements) to average net assets	0.86%		(0.26)%		(1.65)%		(2.29)%		(2.44)%
Ratio of net investment income (loss) (after waiver or reimbursements) to average net assets	0.90%	(4)	(0.16)%	(4)	(1.58)%	(4)	(2.29)%		(2.44)%
Portfolio turnover rate	80.46%		91.44%		125.99%		127.13%		154.63%

(1)	Net investment loss per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Less than $0.01 per share.
(4)	Reflects Adviser’s waiver of 0.10% of the shareholder servicing fee beginning December 29, 2005 and ending December 31, 2007.

The accompanying notes are an integral part of these financial statements.

JACOB INTERNET FUND
NOTES TO THE FINANCIAL STATEMENTS
August 31, 2008

NOTE 1—DESCRIPTION OF FUND

Jacob Internet Fund Inc. (the “Corporation”), was organized as a Maryland corporation on July 13, 1999 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company issuing its shares in series. The Corporation currently consists of one “diversified” series, the Jacob Internet Fund (the “Fund”) and the authorized capital stock of the Fund consists of twenty billion shares of stock having a par value of one-tenth of one cent ($0.001) per share. The primary investment objective of the Fund is long-term growth of capital with current income as a secondary objective. The Fund commenced operations on December 14, 1999.

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund.

(a) Investment Valuation—Investment securities traded on a national securities exchange are valued at their market value determined by their last sales price in the principal market in which these securities are normally traded (except those traded on the NASDAQ National Market and Capital Market exchanges which are valued at the NASDAQ Official Closing Price (“NOCP”)), unless there are no transactions on the valuation date, in which case they are valued at the mean between the closing bid and ask prices. Securities traded over-the-counter are valued at the last reported sales price unless there is no reported sales price, in which case the mean between the closing bid and ask prices is used. Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies. Foreign equity securities are valued at the last sale price at the close of the exchange on which the security is principally traded. Debt securities with maturities of sixty days or less are valued at amortized cost, which approximates market value. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day. If amortized cost does not approximate fair value, short-term securities are reported at fair value. Where market quotations are not readily available, are unreliable or whose values have been materially affected by events occurring before the close of U.S. markets but after the close of the securities’ primary markets, securities are valued at fair value using procedures approved by the Board of Directors that are designed to determine a security’s fair value.

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles (“GAAP”) and expands disclosure about fair value measurements. The Fund adopted the provisions of SFAS 157 effective during the Fund’s fiscal year. Management has determined that SFAS No. 157 had no material impact on the Fund’s financial statements.

In March 2008, Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”) was issued and is effective for fiscal years beginning

JACOB INTERNET FUND
NOTES TO THE FINANCIAL STATEMENTS (Continued)
August 31, 2008

after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. Management is currently evaluating the implications of SFAS 161.

(b) Repurchase Agreements—The Fund may enter into repurchase agreements with member banks of the Federal Reserve System and with broker-dealers who are recognized as primary dealers in U.S. government securities by the Federal Reserve Bank of New York. Repurchase agreements involve an agreement to purchase a security and to sell that security back to the original seller at an agreed-upon price and an agreed-upon time. Because the security purchased constitutes collateral for the repurchase obligation, a repurchase agreement may be considered a loan that is collateralized by the security purchased. Although the securities subject to the repurchase agreement might bear maturities exceeding one year, settlement for the repurchase would never be more than 397 days after the Fund’s acquisition of the securities and normally would be within a shorter period of time. The resale price of the security back to the original seller will be in excess of the purchase price, reflecting an agreed upon market rate effective for the period of time the Fund’s money will be invested in the security, and will not be related to the coupon rate of the purchased security. In the event that the repurchase agreement is held for more than one day, the security serving as collateral for the repurchase agreement will be marked-to-market daily to ensure that the value of the collateral does not decrease below the purchase price, plus accrued interest. If a decrease occurs, the seller will provide additional collateral to add to the account to maintain appropriate collateralization.

The use of repurchase agreements involves certain risks. One risk is the seller’s ability to pay the agreed upon repurchase price on the repurchase date. If the seller defaults, the Fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. Delays may result in possible decline in the value of the underlying security while the Fund seeks its rights thereto, possible lack of access to income on the underlying security during the delayed period, and expenses in enforcing the Fund’s rights.

(c) Income Recognition—Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. All discounts and premiums are amortized using the effective interest method for tax and financial reporting purposes.

(d) Securities Transactions—Security transactions are accounted for on trade date. Realized gains and losses on securities sold are determined using specific identification.

(e) Foreign Currency Transactions—The books and records are maintained in U.S. dollars. Foreign currency denominated transactions (i.e. market value of investment securities, assets and liabilities, purchases and sales of investment securities, and income and expenses) are translated into U.S. dollars at the current rate of exchange.

JACOB INTERNET FUND
NOTES TO THE FINANCIAL STATEMENTS (Continued)
August 31, 2008

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

(f) Distributions to Shareholders—The Fund records distributions to shareholders on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Distributions of net realized capital gains, if any, will be declared and distributed at least annually. The amounts of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from those amounts determined under U.S. generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, reclassifications are made in the capital accounts in the period that the differences arise. The reclassifications have no effect on net assets or net asset value per share.

(g) Federal Income Taxes—The Fund complies with provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies, including the distribution of substantially all of the Fund’s taxable income. Accordingly, no provision for federal income taxes is considered necessary in the financial statements.

Effective February 29, 2008 the Funds adopted Financial Accounting Standards Board (“FASB”) Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes,” a clarification of FASB Statement No. 109 “Accounting for Income Taxes.” FIN 48 establishes financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The adoption of FIN 48 had no impact on the Funds’ net assets or results of operations. FIN 48 requires the Fund to analyze all open tax years, as defined by the Statute of Limitations, for all major jurisdictions. Open tax years are those that are open for exam by taxing authorities. Major jurisdictions for the Fund only relate to federal tax years. As of August 31, 2008, open federal tax years include the tax year ended August 31, 2005 through August 31, 2008.

(h) Use of Estimates—The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

JACOB INTERNET FUND
NOTES TO THE FINANCIAL STATEMENTS (Continued)
August 31, 2008

NOTE 3—CAPITAL SHARE TRANSACTIONS

At August 31, 2008, there were twenty billion shares, $0.001 par value, authorized. Transactions in shares of the Fund were as follows:

	Year Ended
	August 31, 2008
	Shares	Amount

Sales	2,853,471	$7,592,708
Reinvestments	649,728	1,702,289
Redemptions	(10,647,425)	(26,488,961)
Redemption Fees	—	11,996

Net Decrease	(7,144,226)	$(17,181,968)

Shares Outstanding:
Beginning of period	28,651,455

End of period	21,507,229

	Year Ended
	August 31, 2007
	Shares	Amount

Sales	21,744,685	$60,067,830
Reinvestments	396,367	1,074,155
Redemption	(23,146,875)	(64,744,255)
Redemption Fees	—	19,463

Net Decrease	(1,005,823)	$(3,582,807)

Shares Outstanding:
Beginning of period	29,657,278

End of period	28,651,455

NOTE 4—INVESTMENT TRANSACTIONS

During the year ended August 31, 2008, purchases and sales of investment securities (excluding short-term investments) were $45,072,722 and $60,881,263, respectively. The Fund did not purchase U.S. Government securities as a part of its investment strategy during the year ended August 31, 2008.

JACOB INTERNET FUND
NOTES TO THE FINANCIAL STATEMENTS (Continued)
August 31, 2008

At August 31, 2008, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of Investments	$55,738,084

Gross unrealized appreciation	7,059,821
Gross unrealized depreciation	(15,900,703)

Net unrealized depreciation	$(8,840,882)

Undistributed ordinary income	—
Undistributed long-term capital gain	—

Total distributable earnings	$—

Other accumulated losses	$(135,485,005)

Total accumulated losses	$(144,325,887)

At August 31, 2008, the Fund had an accumulated net realized capital loss carryover of $128,838,280, of which $38,961,920 expires in 2009, and $89,876,360 expires in 2010. To the extent the Fund realizes future net capital gains, taxable distributions to its shareholders will be offset by any unused capital loss carryover. For the year ended August 31, 2008 the Fund utilized $658,956 in capital loss carryover. At August 31, 2008, the Fund had net realized losses from transactions between November 1, 2007 and August 31, 2008 of $7,081,524, which is deferred for tax purposes and will be recognized on September 1, 2008.

The Fund paid $1,819,561 out of ordinary income during the year ended August 31, 2008 and paid $1,145,833 out of ordinary income during the fiscal year ended August 31, 2007.

NOTE 5—INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Corporation has an Investment Advisory Agreement (the “Advisory Agreement”) with Jacob Asset Management of New York LLC (the “Adviser”), with whom certain officers and Directors of the Board are affiliated, to furnish investment advisory services to the Fund. Under the terms of the Advisory Agreement, the Corporation, on behalf of the Fund, compensates the Adviser for its management services based on an annual rate of 1.25% of the Fund’s average daily net assets.

U.S. Bancorp Fund Services, LLC serves as transfer agent, administrator and accounting services agent for the Fund. U.S. Bank, N.A. serves as custodian for the Fund. U.S. Bancorp Asset Management serves as the securities lending agent.

NOTE 6—SECURITIES LENDING

The Fund may lend portfolio securities up to 33% of its total assets (including such loans) to borrowers under terms of participation in a securities lending program administered by U.S. Bancorp Asset Management. The

JACOB INTERNET FUND
NOTES TO THE FINANCIAL STATEMENTS (Continued)
August 31, 2008

Agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the market value of any loaned securities at the time of the loan, plus accrued interest.

The Fund receives compensation in the form of fees and earns interest on the cash collateral. The amount of fees depends on a number of factors including the types of security, length of the loan and credit standing of the borrower. The Fund continues to receive interest or dividends on the securities loaned during the borrowing period. The Fund has the right under the terms of the securities lending agreement to recover the securities from the borrower on demand. U.S. Bancorp Asset Management received $61,042 from the Fund for its securities lending administrative services during the year ended August 31, 2008.

As of August 31, 2008, the Fund had loaned securities that were collateralized by cash equivalents. The cash collateral is invested by the custodian with the approval of the Adviser. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities. The Fund is also exposed to market risk on the investments it purchases with the proceeds of the cash collateral. As of August 31, 2008, the value of the Fund’s securities on loan was $2,192,988. The cost of the related collateral was $2,351,457 and the fair value was $1,324,513. Through August 31, 2008, the Fund had experienced $655,083 of unrealized depreciation on the investments it purchased with proceeds of the cash collateral.

NOTE 7—DISTRIBUTION AND SERVICE PLAN

The Corporation, on behalf of the Fund, has adopted a distribution and service plan (the “Plan”), pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Fund will compensate the Adviser up to 0.25% per annum of the Fund’s average daily net assets for certain expenses and costs incurred in connection with providing shareholder servicing and maintaining shareholder accounts and to compensate parties with which it has written agreements and whose clients own shares of the Fund for providing servicing to their clients (“Shareholder Servicing Fee”). The Adviser had contractually agreed to waive 0.10% of the Shareholder Servicing Fee through December 31, 2007. For the year ended August 31, 2008, expenses of $26,049 were waived by the Adviser. The Plan also provides for a distribution fee equal to 0.10% of the Fund’s average daily net assets on an annual basis (“Asset Based Sales Charge”). The fee is used to compensate Quasar Distributors, LLC, the Fund’s distributor (the “Distributor”) for basic distribution services, out of pocket expenses incurred in connection with activities to sell Fund shares, advertising, compliance reviews, and licensing of the Adviser’s staff. The Distributor may make payments from time to time from the Asset Based Sales Charge to broker-dealers and other financial professionals whose clients are Fund shareholders for providing distribution assistance and promotional support to the Fund. Remaining amounts of the Asset Based Sales Charge may be used to satisfy distribution costs as directed by the Adviser. The Fund incurred $213,572 in expenses pursuant to the 12b-1 Plan for the year ended August 31, 2008. At August 31, 2008, $5,275 of the Shareholder Servicing Fee was available for eligible 12b-1 expenses.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of Jacob Internet Fund Inc.:

We have audited the accompanying statement of assets and liabilities of Jacob Internet Fund Inc. (the “Fund”), including the schedule of investments, as of August 31, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2008, by correspondence with the custodian; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of August 31, 2008, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Milwaukee, WI
October 27, 2008

JACOB INTERNET FUND
ADDITIONAL INFORMATION ON FUND EXPENSES

For the Six Months Ended August 31, 2008

As a shareholder of a mutual fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. The Fund does not currently charge sales charges (loads) or exchange fees. The Fund assesses a redemption fee of 2% on shares sold within 30 days following their purchase date. In addition, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders. The Fund charges management fees and distribution and/or service (12b-1) fees. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (3/1/08–8/31/08).

Actual Expenses

The first line of the table below provides information about account values based on actual returns and actual expenses. Although the Fund charges no sales load, the Fund charges a redemption fee of 2% on shares sold within 30 days following the purchase date. In addition, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. If you request that a redemption be made by wire transfer, currently the Fund’s transfer agent charges a $15.00 fee. The Example does not reflect transactional costs, such as redemption fees. You may use the information in the first line below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the

JACOB INTERNET FUND
ADDITIONAL INFORMATION ON FUND EXPENSES (Continued)

relative total costs of owning different funds. In addition, if the transactional costs were included, your costs would have been higher.

			Expenses Paid
	Beginning Account	Ending Account	During the Period
	Value 3/1/08	Value 8/31/08	3/1/08–8/31/08*

Actual	$1,000.00	$911.90	$13.99
Hypothetical (5% annual return before expenses)	$1,000.00	$998.01	$14.61

*	Expenses are equal to the Fund’s annualized expense ratio of 2.91% multiplied by the average account value over the period multiplied by 184/366 (to reflect the one-half year period).

JACOB INTERNET FUND
ADDITIONAL INFORMATION

Information about Directors

The business and affairs of the Fund are managed under the direction of the Corporation’s Board of Directors. Information pertaining to the Directors of the Corporation is set forth below. The Statement of Additional Information includes additional information about the Corporation’s Directors and Officers and is available, without charge, upon request by calling toll-free 1-888-Jacob-fx (1-888-522-6239).

				Number of
		Term of		Portfolios
		Office &		in Fund	Other
	Position(s)	Length of		Complex	Directorships
	Held within	Time	Principal Occupation During	Overseen	Held By
Name, Address and Age	the Corporation	Served(1)	Past Five Years	by Director	Director

Independent Directors:
William B. Fell 125 East County Line Road Warminster, PA 18974 Age: 38	Director	Since 1999	General Accounting Manager, ABB Inc., Instrumentation Division, since February 2004; Manager, Financial Analysis, Food and Support Services Division of ARAMARK Corporation, March 2003–February 2004; Director of Forecasting and Financial Systems, Maritrans Inc., March 2002–March 2003.	1	None
Christopher V. Hajinian 130 Almshouse Road Suite 302 Richboro, PA 18954 Age: 39	Director	Since 1999	Attorney, Neil A. Morris Associates, P.C., 2006–2007; Attorney, 2002 to present.	1	None

Jeffrey I. Schwarzschild 507 Paseo de la Playa Redondo Beach, CA 90277 Age: 37	Director	Since 1999	Deputy Attorney General, The State of California, since October 2006; Associate attorney, Law Office of Mark E. Merin, April 2003–September 2006; Associate attorney, Goldstein, Gellman, Melbostad, Gibson & Harris, LLP, June 2001–March 2003; Consultant, International Venture Associates (high-level strategic consulting and business development firm), February 2000–June 2001.	1	None
Interested Directors:
Ryan I. Jacob(2)(3) 507 Paseo de la Playa Redondo Beach, CA 90277 Age: 38	Director, President, Chairman of the Board and Chief Executive Officer	Since 1999	Chairman and Chief Executive Officer of the Adviser since 1999; Chief Portfolio Manager of The Internet Fund, Inc. from December 1997–June 1999; Analyst for Horizon Asset Management, 1994–August 1998.	1	None

(continued on next page)

JACOB INTERNET FUND
ADDITIONAL INFORMATION (Continued)

(continued from previous page)

Number of
		Term of		Portfolios
		Office &		in Fund	Other
	Position(s)	Length of		Complex	Directorships
	Held within	Time	Principal Occupation During	Overseen	Held By
Name, Address and Age	the Corporation	Served(1)	Past Five Years	by Director	Director

Leonard S. Jacob, M.D., Ph.D. (2)(4) 507 Paseo de la Playa Redondo Beach, CA 90277 Age: 59	Director	Since 1999	Chairman, Life Sciences Advisors (a consulting group to the healthcare industry) since January 2006; Chairman and Chief Executive Officer, InKine Pharmaceutical Company, Inc. from November 1997 until September 2005.	1	Chairman of the Nominating and Corporate Governance Committee, Antares Pharma Inc., Board of Directors for the Colon Cancer Alliance, Board of Overseers for Temple University School of Medicine, Boards of QuiqMeds Inc. and Gyconix Corp., (both private companies).
Officers:
Francis J. Alexander 507 Paseo de la Playa Redondo Beach, CA 90277 Age: 64	Vice President, Secretary, Treasurer, Chief Compliance Officer and Anti- Money Laundering Compliance Officer	Since 1999	Member of the Adviser and portfolio manager of the Fund since inception in 1999, Director of the Fund, 1999–October 2003; President, Alexander Capital Management, Inc., March 1985–present; Managing Member, ACMG, LLC (registered investment adviser), October 1999 to December 2003; Director and portfolio manager, 1998–March 2002, chairman of investment committee, March 1999–March 2002, Lepereq, de Neuflize & Co. Inc. (financial services company in investment advisory and broker/dealer business).	N/A	N/A

(1)	Each Director holds office during the lifetime of the Fund, until his termination, or until the election and qualification of his successor.

(2)	Ryan I. Jacob and Leonard S. Jacob are related to each other as nephew and uncle, respectively.

(3)	Ryan I. Jacob is deemed to be an “interested person” of the Fund (as defined in the 1940 Act) because of his affiliation with the Adviser.

(4)	Under the 1940 Act definition of “interested person,” Leonard S. Jacob qualifies as an independent director. Since the Fund’s inception, Dr. Jacob acted and served in the role of independent director. In October 2003, the Board of Directors voted to re-classify Dr. Jacob as an interested Director as a result of a new “best practice” corporate governance recommendation for mutual funds.

JACOB INTERNET FUND
ADDITIONAL INFORMATION (Continued)

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available by calling toll-free 1-888-Jacob-fx (522-6239) or on the SEC website at http://www.sec.gov.

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge by calling 1-888-Jacob-fx (522-6239) or on the SEC website at http://www.sec.gov.

Tax Information

The Jacob Internet Fund designated 86.12% of the ordinary distributions paid during the year ended August 31, 2008 as qualified dividend income under the Jobs Growth and Tax Reconciliation Act of 2003.

For the year ended August 31, 2008, 85.80% of the ordinary distributions paid by the Jacob Internet Fund qualify for the dividend received deduction available to corporate shareholders.

Investment Advisor
Jacob Asset Management of New York LLC

Administrator and Transfer Agent
and Dividend Agent
U.S. Bancorp Fund Services, LLC

Underwriter and Distributor
Quasar Distributors, LLC

Custodian
U.S. Bank, N.A.

Independent Registered Public
Accounting Firm
Deloitte & Touche LLP

This report has been prepared for the information of shareholders of the Jacob Internet Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus that includes information regarding the Fund’s objectives, policies, management, records and other information.

Jacob Asset Management of New York LLC
1-888-Jacob-fx (522-6239)
www.JacobInternet.com

Jacob Internet
Fund Inc.

Annual
Report
August 31, 2008

Item 2. Code of Ethics.
The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report. The registrant has posted its code of ethics on its Internet website: www.jacobinternet.com.
Item 3. Audit Committee Financial Expert.
The registrant’s board of directors has determined that William B. Fell possesses the technical attributes to qualify as an “audit committee financial expert” serving on the registrant’s audit committee and designated William B. Fell as the “audit committee financial expert.” Mr. Fell is independent under the standards set forth in Item 3 of Form N-CSR.
Item 4. Principal Accountant Fees and Services.
The registrant has engaged its principal accountant to perform audit services and tax services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 8/31/2008	FYE 8/31/2007

Audit Fees	$24,500	$21,600
Audit-Related Fees	$0	$0
Tax Fees	$4,050	$4,350
All Other Fees	$0	$0
The registrant’s audit committee has adopted an Audit Committee Charter that provides that the audit committee shall pre-approve all audit and non-audit services of the registrant, including services provided to the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

1

The percentage of fees billed by Deloitte & Touche LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 8/31/2008	FYE 8/31/2007

Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%
All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.
The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, controlled by or under common control with the investment adviser) for the last two fiscal years.

Non-Audit Related Fees	FYE 8/31/2008	FYE 8/31/2007

Registrant	$4,050	$4,350
Registrant’s Investment Adviser	$0	$0
Item 5. Audit Committee of Listed Registrants.
Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).
Item 6. Investments.
The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to open-end investment companies.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable to open-end investment companies.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable to open-end investment companies.
Item 10. Submission of Matters to a Vote of Security Holders.
Not Applicable.

2

Item 11. Controls and Procedures.
(a)	The registrant’s principal executive officer/President and principal financial officer/Treasurer have reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the registrant and by the registrant’s service provider.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. The registrant has posted its Code of Ethics on its website at www.jacobinternet.com.
(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.
(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.
(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

3

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Jacob Internet Fund Inc.

By (Signature and Title)	/s/ Ryan Jacob Ryan Jacob, President

Date 11/7/08
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Ryan Jacob Ryan Jacob, President

Date 11/7/08

By (Signature and Title)	/s/ Francis Alexander Francis Alexander, Treasurer

Date 11/7/08

4